Fair value Measurements (Details 1) (Nonrecurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value
Fair Value Assets Measured on a Nonrecurring Basis
Impaired loans	$ 5,352	$ 6,835
Other real estate owned - residential mortgages	285	947
Other real estate owned - commercial	472	319
Other repossessed assets	1,023	1,121
Total assets measured at fair value on a non-recurring basis		9,222
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Assets Measured on a Nonrecurring Basis
Impaired loans		6,835
Other real estate owned - residential mortgages		947
Other real estate owned - commercial		319
Other repossessed assets		1,121
Significant Other Observable Inputs (Level 2)
Fair Value Assets Measured on a Nonrecurring Basis
Impaired loans
Other real estate owned - residential mortgages
Other real estate owned - commercial
Other repossessed assets
Significant Unobservable Inputs (Level 3)
Fair Value Assets Measured on a Nonrecurring Basis
Impaired loans	5,352
Other real estate owned - residential mortgages	285
Other real estate owned - commercial	472
Other repossessed assets	1,023
Total assets measured at fair value on a non-recurring basis	$ 7,132